UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Villager, CO 80111
 (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Annual Report

March 31, 2018

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Shareholder Letter...................................................................................................................................................	2
Report of Independent Registered Public Accounting Firm................................................................................	3
Portfolio of Investments..........................................................................................................................................	4-7
Statement of Assets and Liabilities........................................................................................................................	8
Statement of Operations..........................................................................................................................................	9
Statements of Changes in Net Assets.....................................................................................................................	10
Statement of Cash Flows........................................................................................................................................	11
Financial Highlights................................................................................................................................................	12
Notes to Financial Statements................................................................................................................................	13-17
Additional Information...........................................................................................................................................	18

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•        Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•        Written and electronic correspondence, including telephone contacts; and

•        Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Shareholder Letter – March 31, 2018

Dear Shareholder,

Versus Capital Advisers, LLC ( “Versus Capital”), is pleased to provide the audited annual financial statements for the Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) for the fiscal year ended March 31, 2018.  This fiscal year saw substantial growth in the assets of the Fund, which under management grew by over $780 million to approximately $2.2 billion as of March 31, 2018.

As the Fund closes in on 6 years of track record in July, the Fund has delivered consistent returns over 1-year (+5.3%), 2-year (+5.5%), 3-year (+6.5%), 4-year (+7.1%), 5-year (+6.4%) and since inception (+6.7%) periods, net of fees.   Performance data quoted represents past performance, which does not guarantee future results.  Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted.  Please call for the most recent month-end performance.

During the last fiscal year we added two new funds to our portfolio including our initial capital deployment into core real estate in Europe.  VCMIX now accesses 18 distinct institutional real estate investment funds that collectively give our shareholders exposure to over $106 billion of major market, well-leased, commercial real estate. Occupancy across the portfolio remains strong at 93.7% with a weighted average lease maturity of over 5 years and no significant lease rollover in the next five years. Leverage at the underlying funds (as a reminder, Versus Capital does not use leverage at the fund level) remains at 24.4%, which we believe is relatively modest.

At this point in the economic cycle, we believe that predictability of income is critically important. We continue to see additional allocations to real estate and real assets among large institutions, and as demonstrated by a recent report published by Cornell, target allocations to real estate in institutional portfolios have now surpassed 10%. This increased demand for real estate makes sense as real estate and real assets possess stable cash flows and attractive earnings growth compared to other asset classes. Fundamentals in real estate, while slowing from recent years, are still solid, with positive net absorption and mostly positive rent growth across product types and markets. Overall, new supply in the major asset classes remains in balance, and where there has been new construction it has been in response to genuine demand.

The Fund delivered another solid year of performance, and the workhorse nature of the asset class was on display again.  The Fund posted positive returns in each month of the fiscal year, and monthly returns have been positive 86% of the time since the Fund’s launch in July of 2012. We believe the drivers are in-place for the asset class to continue to deliver steady performance over the rest of the calendar year.

Diversification is a key reason many advisers choose to add alternatives to portfolios, and while there are many different statistics one can use to measure diversification, the only measure that really matters, especially to clients, is delivering positive performance when the rest of one’s portfolio is negative.  After nine consecutive quarters during which a 60% equity/40% bond portfolio delivered positive returns, the markets in the 1st quarter of 2018 reminded investors that diversification matters.  With US Equity, US Bond, US REIT and Global Infrastructure benchmarks delivering negative returns, there were not many places for investors to hide. The good news for Versus Capital clients is that our fund delivered positive performance during the quarter. In fact, this is the fourth time since the inception of the Versus Capital Real Estate Fund (VCMIX) that a 60/40 portfolio has delivered a negative quarterly return; in every one of those quarters the Fund’s return has been positive.  We believe that the fund is well positioned to continue to deliver attractive returns and to provide that diversification our shareholders are looking for. On behalf of the entire Versus Capital team, I would like to thank you for your continued support of the Fund.

Sincerely, Mark Quam

Chief Executive Officer

The Fund’s total return quoted above is for I-Shares (VCMIX). Total return includes changes in share price and reinvestment of distributions paid by the Fund.  Cap rate is the annualized ratio of net operating income to property value.  Before you invest, you may want to review the prospectus of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), which contains more information about the Fund and its risks.  You can find the Fund's prospectus and other information about the Fund online at http://versuscapital.com.  You can also get information at no cost by calling 877.343.7916, or by sending an email request to info@versuscapital.com.  Securities offered through Foreside Funds Distributors LLC, the distributor of the Versus Capital Multi-Manager Real Estate Income Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Versus Capital Multi-Manager Real Estate Income Fund LLC

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), including the portfolio of investments, as of March 31, 2018, the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations and its cash flows for the year then ended, changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the Fund’s auditor since 2011.

Chicago, Illinois

May 30, 2018

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2018

Shares		Value	Shares		Value
Private Investment Funds * - 78.2%				Diversified (continued)
	Diversified – 78.2%		7,902	Gecina SA, REIT (France)...........................................	$ 1,371,919
	AEW Core Property Trust (U.S.), Inc., REIT..............			Hispania Activos Inmobiliarios SOCIMI SA,
132,272	Class A Shares.......................................................	$ 131,931,956	64,714	REIT (Spain)............................................................	1,375,962
47,116	Class B Shares.......................................................	46,994,875	89,388	Inmobiliaria Colonial SA (Spain)...............................	1,033,883
14,363,461	AEW Value Investors US LP........................................	14,245,230	31,836	Interxion Holding NV*** Netherlands)..................	1,977,334
562,619	Barings Core Property Fund LP....................................	72,093,936	350,114	Irish Residential Properties PLC, REIT....................	598,809
32,673,559	Barings European Core Property Fund.......................	40,227,342	32,520	Klepierre, REIT (France)...........................................	1,310,467
36,208,270	CBRE U.S. Core Partners REIT Operating LP...........	50,000,000	25,269	LEG Immobilien AG (Germany)..................................	2,839,968
141,504	Clarion Lion Properties Fund LLC...............................	204,731,998	114,185	Liberty Property Trust, REIT.....................................	4,536,570
68,457	Harrison Street Core Property Fund............................	92,115,979		Londonmetric Property, PLC, REIT
116,151	Heitman America Real Estate LP.................................	140,886,705	826,591	(United Kingdom)...................................................	2,066,593
55,311	Heitman Core Real Estate Debt Income Trust LP......	56,604,134	235,431	Merlin Properties Socimi SA, REIT (Spain).............	3,603,698
518	Invesco Core Real Estate USA.....................................	92,858,271	77,700	Mitsubishi Estate Co., Ltd. (Japan)..........................	1,313,317
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		187,800	Mitsui Fudosan Co., Ltd. (Japan).............................	4,556,230
684,671	Class A Units.........................................................	90,004,074	1,430,000	New World Development Co., Ltd. (Hong Kong)..	2,018,871
75,986	LaSalle Property Fund LP Class A Shares..................	121,487,862	2,052,225	Propertylink Group (Australia)..................................	1,584,091
28,868	LaSalle Property Fund LP Class B Shares...................	46,154,707	196,608	Segro, PLC, REIT (United Kingdom)........................	1,658,352
51,445	Mesa Core Lending Fund LP Class A .....................	54,393,918	768	Sekisui House Reit, Inc. (Japan)...............................	1,042,959
34,445	Met Life Commercial Mortgage Income Fund............	35,198,099	3,205,500	SOHO China, Ltd. (Cayman Islands)..........................	1,678,689
1,554,509	RREEF America Reit II, LP.........................................	187,364,960	464,599	Spirit Realty Capital, Inc., REIT.................................	3,605,288
7,985	Trumbull Property Fund, LP.........................................	88,147,653		Spring Real Estate Investment Trust, REIT
6,978	Trumbull Property Income Fund, LP	85,401,599	428,000	(Hong Kong)...........................................................	185,965
—	US Government Building, LP**...................................	57,917,214	115,636	Store Capital Corp., REIT..........................................	2,870,086
	Total Private Investment Funds................................	1,708,760,512	46,609	TLG Immobilien AG (Germany).................................	1,278,907
	(Cost $1,611,502,413)		64,100	Tokyo Tatemono Co., Ltd. (Japan)...........................	965,672
			77,721	UNITE Group, PLC, REIT (United Kingdom)..........	863,070
Common Stocks – 13.2%			43,050	Vornado Realty Trust, REIT......................................	2,897,265
	Apartments – 1.6%		61,241	Weyerhaeuser Co., REIT............................................	2,143,435
126,625	American Homes 4 Rent, REIT Class A shares........	2,542,630	29,716	Wihlborgs Fastigheter AB (Sweden).......................	688,289
	Apartment Investment & Management Co.,				97,609,966
135,982	REIT Class A shares............................................	5,541,266
31,050	AvalonBay Communities, Inc., REIT..........................	5,106,483		Health Care – 0.7%
68,675	Equity Residential, REIT..............................................	4,231,753	124,700	HCP, Inc., REIT............................................................	2,896,781
26,784	Essex Property Trust, Inc., REIT.................................	6,446,373		Healthcare Trust of America, Inc., REIT
309,351	Independence Realty Trust, Inc., REIT.......................	2,839,842	42,487	Class A shares........................................................	1,123,781
294,497	Invitation Homes, Inc., REIT.......................................	6,723,367	122,815	Physicians Realty Trust, REIT..................................	1,912,230
	Japan Rental Housing Investments, Inc., REIT.........		112,462	Senior Housing Properties Trust, REIT	1,761,155
723	(Japan).......................................................................	551,058	59,925	Ventas, Inc., REIT........................................................	2,968,085
46,925	UDR, Inc., REIT............................................................	1,671,468	77,781	Welltower, Inc., REIT..................................................	4,233,620
		35,654,240			14,895,652
	Diversified – 4.5%
53,415	ADO Properties SA (Luxembourg)..............................	3,004,926		Hotels – 0.8%
5,216	Altarea SCA, REIT (France)........................................	1,318,906	134,500	Extended Stay America, Inc.......................................	2,659,065
3,100	American Tower Corp., REIT......................................	450,554	1,733,400	Far East Hospitality Trust, REIT (Singapore).........	918,822
368,529	Arena, REIT (Australia)................................................	611,385	109	Hoshino Resorts REIT, Inc. (Japan).........................	569,560
260,872	Aroundtown SA (Luxembourg)....................................	2,022,239	174,875	Host Hotels & Resorts, Inc., REIT............................	3,259,670
263,217	Atrium European Real Estate, Ltd. (Jersey)................	1,295,503	19,900	Hyatt Hotels Corp.......................................................	1,517,574
1,107,000	Capitaland Retail China Trust, REIT (Singapore)......	1,333,989	3,233	Japan Hotel REIT Investment Corp. (Japan)...........	2,300,062
471,200	Capitaland, Ltd..............................................................	1,282,984	40,625	LaSalle Hotel Properties, REIT..................................	1,178,531
69,755	Castellum AB (Sweden)................................................	1,140,334	74,291	Park Hotels & Resorts, Inc., REIT.............................	2,007,343
249,766	Charter Hall Group, REIT (Australia)..........................	1,099,201	44,475	Pebblebrook Hotel Trust, REIT.................................	1,527,716
24,500	Coresite Realty Corp., REIT.........................................	2,456,370	45,231	Sunstone Hotel Investors, Inc., REIT......................	688,416
2,352,981	Cromwell Property Group, REIT (Australia)..............	1,924,673			16,626,759
48,013	Crown Castle International Corp., REIT......................	5,262,705		Mortgages – 0.1%
62,340	Deutsche Wohnen SE (Germany)................................	2,907,170	142,289	CYS Investments, Inc., REIT.....................................	956,182
259,249	Dexus, REIT (Australia)...............................................	1,855,761
23,175	Digital Realty Trust, Inc., REIT...................................	2,442,181		Office Properties – 1.5%
170,718	Echo Investment SA .....................................................	255,841	50,608	Alexandria Real Estate Equities, Inc., REIT.............	6,320,433
	Empiric Student Property, PLC, REIT		26,900	Boston Properties, Inc., REIT....................................	3,314,618
181,886	(United Kingdom)....................................................	210,273	71,100	Brandywine Realty Trust, REIT...............................	1,129,068
59,208	Entra ASA (Norway).....................................................	806,681	795,000	Champion REIT (Hong Kong)...................................	566,254
62,261	EPR Properties, REIT....................................................	3,449,259	274,844	City Office REIT, Inc................................................	3,177,197
21,384	Equinix, Inc., REIT........................................................	8,941,506	110	Daiwa Office Investment Corp., REIT (Japan).......	636,812
37,153	Fabege AB (Sweden).....................................................	804,482	58,825	Douglas Emmett, Inc., REIT....................................	2,162,407
16,703	Fonciere Des Regions, REIT (France).........................	1,842,507	112,730	Hudson Pacific Properties, Inc., REIT.....................	3,667,107
	Frasers Logistics & Industrial Trust, REIT		34,550	JBG SMITH Properties, REIT..................................	1,164,680
992,200	(Singapore)...............................................................	824,847	49,700	Kilroy Realty Corp., REIT........................................	3,526,712

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2018 (continued)

Shares		Value	Shares		Value
	Office Properties – (continued)		Preferred Stock – 1.5%
3,140	MCUBS MidCity Investment Corp., REIT (Japan)	$ 2,278,164		Apartments – 0.3%
12,975	SL Green Realty Corp., REIT..................................	1,256,369		American Homes 4 Rent, REIT
		29,199,821	120,421	Series D, 6.50%	3,011,729
	Regional Malls – 1.1%		55,475	Series E, 6.35%..................................................	1,376,335
388,100	Frasers Centerpoint Trust, REIT.............................	648,239		Apartment Investment & Management Co., REIT,
73,600	GGP, Inc., REIT.......................................................	1,505,856	60,425	Series A, 6.88%...............................................	1,563,799
52,275	Macerich Co., The, REIT.........................................	2,928,446		Mid-America Apartment Communities, Inc.,
91,705	Simon Property Group, Inc., REIT.........................	14,154,667	1,975	REIT, 8.50%....................................................	127,684
155,255	Tanger Factory Outlet Centers, Inc., REIT............	3,415,610			6,079,547
37,165	Taubman Centers, Inc., REIT..................................	2,115,060		Diversified – 0.0%
		24,767,878	6,525	PS Business Parks, Inc., REIT, Series U, 5.75%.	161,428
	Residential – 0.3%		4,100	Vornado Realty Trust, REIT, Series K, 5.70%....	102,295
1,721,200	Land & Houses PCL................................................	572,449			263,723
59,548	Sun Communities, Inc., REIT.................................	5,440,901		Health Care – 0.0%
		6,013,350	11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%	284,885
	Shopping Centers – 0.9%		3,650	Senior Housing Properties Trust, REIT 6.25%....	94,134
56,425	Brixmor Property Group, Inc., REIT......................	860,481			379,019
291,145	Citycon OYJ (Finland).............................................	654,504		Hotels – 0.0%
338,737	DDR Corp., REIT.....................................................	2,482,942	16,275	LaSalle Hotel Properties, REIT Series J, 6.30%.	395,076
	Eurocommercial Properties NV, REIT			Sunstone Hotel Investors, Inc., REIT,
25,945	(Netherlands)	1,071,371	7,625	Series F, 6.45%...............................................	188,642
10,875	Federal Realty Investment Trust, REIT..................	1,262,696			583,718
555	Kenedix Retail REIT Corp. (Japan)........................	1,203,834		Office Properties – 0.2%
73,575	Kimco Realty Corp., REIT......................................	1,059,480	80	Highwoods Properties, Inc., REIT, 8.63%	97,936
66,025	Kite Realty Group Trust, REIT...............................	1,005,561	111,456	SL Green Realty Corp., REIT, Series I, 6.50%...	2,836,555
400,000	Link REIT (Hong Kong)	3,414,818	58,400	VEREIT, Inc., Series F, 6.70%.............................	1,483,360
507,105	Newriver REIT, PLC (United Kingdom)..............	2,049,024			4,417,851
36,950	Regency Centers Corp., REIT.................................	2,179,311		Regional Malls – 0.4%
589,102	Vicinity Centres, REIT............................................	1,090,427		CBL & Associates Properties Inc., REIT,
77,745	Weingarten Realty Investors, REIT	2,183,080	64,021	Series D, 7.38%................................................	1,099,881
		20,517,529	83,250	GGP, Inc., REIT, Series A, 6.38%.......................	2,059,605
				Pennsylvania Real Estate Investment Trust, REIT
	Storage – 0.6%		2,150	Series B, 7.38%................................................	45,150
139,550	CubeSmart, REIT.....................................................	3,935,310	65,750	Series C, 7.20%................................................	1,363,655
15,250	Extra Space Storage, Inc., REIT..............................	1,332,240		Taubman Centers Inc., REIT,
28,725	Life Storage, REIT...................................................	2,399,112	114,750	Series J, 6.50%..................................................	2,828,588
31,525	Public Storage, REIT...............................................	6,317,295	46,100	Series K, 6.25%................................................	1,108,244
		13,983,957		Washington Prime Group, Inc., REIT,
			1,800	Series H, 7.50%...............................................	41,184
	Warehouse / Industrial – 1.3%		9,400	Series I, 6.88%.................................................	192,700
662,000	AIMS AMP Capital Industrial, REIT, (Singapore)	686,664			8,739,007
22,700	CyrusOne, Inc., REIT...............................................	1,162,467		Shopping Centers – 0.3%
296,151	Goodman Group, REIT (Australia).........................	1,917,475		DDR Corp., REIT,
77,296	Gramercy Property Trust, REIT..............................	1,679,642	35,525	Series A, 6.38%................................................	847,271
	Industrial & Infrastructure Fund		111,975	Series J, 6.50%..................................................	2,587,742
777	Investment Corp., REIT (Japan).......................	872,623	3,000	Series K, 6.25%................................................	66,570
35,200	Industrial Logistics Properties Trust, REIT............	715,968		Kimco Realty Corp., REIT,
	Macquarie Mexico Real Estate Management SA		6,900	Series J, 5.50%..................................................	160,080
1,112,140	de CV, REIT (Mexico)......................................	1,249,169	14,150	Series K, 5.63%................................................	329,412
	PLA Administradora Industrial S de RL de CV,		27,111	Saul Centers, Inc., REIT, Series C, 6.88%...........	677,775
522,670	REIT (Mexico)...................................................	869,392		Urstadt Biddle Properties, Inc., REIT,
224,786	Prologis, Inc., REIT..................................................	14,159,270	22,850	Series G, 6.75%................................................	584,274
	Safestore Holdings, PLC, REIT (United		68,625	Series H, 6.25%................................................	1,701,900
184,566	Kingdom).........................................................	1,271,422			6,955,024
53,324	STAG Industrial, Inc., REIT....................................	1,275,510		Storage – 0.2%
	WPT Industrial Real Estate Investment Trust		74,375	National Storage Affiliates Trust, REIT, 6.00%....	1,821,444
181,062	(Canada)..............................................................	2,332,079		Public Storage, REIT,
		28,191,681	52,425	Series V, 5.38%.....................................................	1,305,907
	Total Common Stocks	288,417,015	9,125	Series X, 5.20%.....................................................	223,836
	(Cost $288,464,330)		11,925	Series Y, 6.38%.....................................................	314,820
					3,666,007

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2018 (continued)

Shares		Value	Par		Value
	Warehouse / Industrial – 0.1%			BENCHMARK Mortgage Trust,..................................
	Rexford Industrial Realty, Inc., REIT,		$ 5,000,000	1.42%, 11/1/2054 Ser 2017-BNK9, Class XD..	$ 3,121,220
2,400	Series A, 5.88%.......................................................	$ 57,240	5,000,000	2.80%, 11/1/2054 Ser 2017-BNK9, Class D.....	5,061,525
23,175	Series B, 5.88%.......................................................	564,311	5,000,000	2.80%, 11/1/2054 Ser 2017-BNK9, Class D.....	5,145,984
		621,551	3,680,000	2.80%, 11/1/2054 Ser 2017-BNK9, Class D.....	428,618
	Total Preferred Stock...............................................	31,705,477	2,000,000	2.80%, 11/1/2054 Ser 2017-BNK9, Class D.....	1,644,305
	(Cost $33,401,154)			CGMS Commercial Mortgage Trust,...........................
			2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D...........	1,534,544
Par				Citigroup Commercial Mortgage Trust,......................
Corporate Debt – 0.9%			2,500,000	3.23%, 9/15/2048 Ser 2015-P1, Class D...........	2,026,059
	Diversified – 0.0%		3,000,000	4.47%, 10/15/2049 Ser 2016-P5, Class E..........	2,169,299
	Liberty Property LP, REIT,		50,000,000	0.93%, 3/15/2051 Ser 2018-B2, Class XA........	2,907,040
$ 112,0000	4.75%, 10/1/2020.....................................................	115,926		Comm Mortgage Trust,.................................................
			2,932,500	5.01%, 3/10/2047 Ser 2014-UBS2, Class D.....	2,578,956
	Health Care – 0.2%		2,600,000	4.80%, 5/10/2047 Ser 2014-CR17, Class D......	2,293,125
910,000	HCP, Inc., REIT 4.25%, 11/15/2023...........................	932,680	2,000,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D.....	1,579,309
	Senior Housing Properties Trust, REIT,		1,950,000	3.69%, 10/10/2047 Ser 2014-LC17, Class D....	1,452,104
3,604,000	6.75%, 4/15/2020...................................................	3,757,368	2,000,000	3.80%, 10/10/2048 Ser 2015-LC23, Class D....	1,773,635
154,000	6.75%, 12/15/2021.................................................	165,370		GS Mortgage Securities Trust,
		4,855,418	2,000,000	4.92%, 8/10/2046 Ser 2013-GC14, Class F......	1,559,559
	Office Properties – 0.5%		3,500,000	4.86%, 4/10/2047 Ser 2014-GC20, Class D......	2,349,550
	Corporate Office Properties LP, REIT,		1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E......	1,145,502
4,317,000	3.60%, 5/15/2023.....................................................	4,232,363		JP Morgan Chase Commercial Mortgage
1,079,000	5.25%, 2/15/2024.....................................................	1,136,085		Securities Trust,
	Government Properties Income Trust, REIT,		1,433,000	3.74%, 12/15/2046 Ser 2013-C16, Class E.......	1,076,917
4,166,000	4.00%, 7/15/2022.....................................................	4,157,935		JPMBB Commercial Mortgage Securities Trust,
	Piedmont Operating Partnership LP, REIT,		1,425,000	4.82%, 4/15/2047 Ser 2014-C19, Class D.........	1,270,533
51,000	3.40%, 6/1/2023.......................................................	49,855		Morgan Stanley Bank of America Merrill Lynch
1,775,000	Select Income, REIT, 4.15%, 2/1/2022.......................	1,776,411		Trust,
	SL Green Realty Corp., REIT,		2,153,000	4.13%, 5/15/2046 Ser 2013-C9, Class D...........	1,971,366
78,000	4.50%, 12/1/2022.....................................................	80,092	1,250,000	4.75%, 6/15/2047 Ser 2014-C16, Class D........	1,114,281
		11,432,741	3,576,000	4.41%, 10/15/2048 Ser 2015-C26, Class E......	2,522,864
	Regional Malls – 0.1%		4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E......	2,368,194
	CBL & Associates LP, REIT			SG Commercial Mortgage Securities Trust,
369,000	5.25%, 12/1/2023................................................	319,611	13,787,683	2.19%, 10/10/2048 Ser 2016-C5, Class XA......	1,558,846
881,000	4.60%, 10/15/2024..............................................	723,638		UBS-Barclays Commercial Mortgage Trust,
		1,043,249	24,828,370	1.74%, 12/10/2045 Ser 2012-C4, Class XA......	1,483,567
	Shopping Centers – 0.1%		2,000,000	5.04%, 8/10/2049 Ser 2012-C3, Class D...........	1,927,407
	DDR Corp., REIT,			WFRBS Commercial Mortgage Trust,
267,000	4.63%, 7/15/2022..............................................	277,046	2,650,000	3.99%, 5/15/2047 Series 2014-C20, Class D....	2,075,431
	Regency Centers Corp., REIT,				65,740,702
93,000	3.75%, 11/15/2022............................................	93,738		Total Commercial Mortgage Backed Securities	65,740,702
	Retail Opportunity Investments Partnership LP,			(Cost $65,740,702)
	REIT,
16,000	5.00%, 12/15/2023............................................	16,310	Shares
	Retail Properties of America, Inc., REIT,		Short-Term Investment – 2.6%
1,676,000	4.00%, 3/15/2025..............................................	1,574,928		Morgan Stanley Institutional Liquidity Fund-
		1,962,022	56,967,713	Treasury Securities Portfolio..............................	56,967,713
	Total Corporate Debt..............................................	19,409,356		(Cost $56,967,713)
	(Cost $19,836,503)
				Total Investments – 99.4%....................................	2,171,000,745
Par				(Cost $2,075,458,567)
Commercial Mortgage Backed Securities – 3.0%
	Banc of America Commercial Mortgage Trust,			Other Assets Net of Liabilities – 0.6% ..........	13,487,074
$ 2,375,000	3.25%, 2/1/2050 Ser 2017-BNK3, Class D.......	1,901,638		Net Assets – 100.0%...............................................	$2,184,487,819
	BANK,...........................................................................
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD	959,556	*	Non-Tradable Securities
2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D...	1,594,108	**	Partnership is not designated in units. The Fund owns approximately 2.9%
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E...	3,144,856	***	Non-income producing security
3,000,000	4.26%, 6/15/2060 Ser 2017-BNK5, Class E.....	2,000,804		Portfolio Abbreviations:
				LP – Limited Partnership
				PLC – Public Limited Company
				REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2018 (continued)

% of Net
Industry	Assets
Diversified................................................................	82.7%
Commercial Mortgage Backed Securities..............	3.0%
Short-Term Investments..........................................	2.6%
Office Properties......................................................	2.0%
Apartments................................................................	1.9%
Regional Malls.........................................................	1.6%
Warehouse/Industrial...............................................	1.4%
Shopping Centers.....................................................	1.3%
Health Care...............................................................	0.9%
Storage......................................................................	0.8%
Hotels........................................................................	0.8%
Residential................................................................	0.3%
Mortgages.................................................................	0.1%
Other Assets Net of Liabilities................................	0.6%
Total..........................................................................	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

March 31, 2018

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 2,075,458,567
..... Net unrealized appreciation.....................................................................................................................	95,542,178
..... Total investment in securities, at fair value..............................................................................................	2,171,000,745

Cash............................................................................................................................................................	205,808
Foreign Currency (cost $165,083).................................................................................................................	164,230

Receivables for:
Investments sold.......................................................................................................................................	1,627,655
Dividends and interest..............................................................................................................................	15,405,017
Fund shares sold.......................................................................................................................................	5,794,886
Reclaims..................................................................................................................................................	110,841
Total receivables..........................................................................................................................................	22,938,399
Prepaid expenses..........................................................................................................................................	122,391
Total Assets............................................................................................................................................	2,194,431,573

LIABILITIES:
Payables for:
Investments purchased..............................................................................................................................	3,896,623
Adviser fees, net.......................................................................................................................................	5,434,364
Administrative fees..................................................................................................................................	165,445
Audit and tax fees....................................................................................................................................	70,800
Custodian fees..........................................................................................................................................	51,346
Distribution fees, Class F-Shares..............................................................................................................	15,696
Legal fees................................................................................................................................................	18,361
Registration fees.......................................................................................................................................	2,873
Printing fees.............................................................................................................................................	13,107
Transfer agent fees	80,559
Accrued expenses and other liabilities.......................................................................................................	194,580
Total Liabilities......................................................................................................................................	9,943,754
Commitments and Contingent Liabilities (Note 7)
NET ASSETS.............................................................................................................................................	$ 2,184,487,819

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	2,067,915,471
Distributions in excess of net investment income..........................................................................................	(3,658,110)
Accumulated net realized gain on investments and foreign currency..............................................................	24,683,196
Net unrealized appreciation on investments and foreign currency..................................................................	95,547,262

TOTAL NET ASSETS...............................................................................................................................	$ 2,184,487,819

Net Assets................................................................................................................................................	$ 2,184,487,819
Shares of beneficial interest outstanding (unlimited authorization).............................................................	78,857,918
Net asset value price per share (Net Assets/Shares Outstanding) ............................................................	$ 27.70

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Year Ended March 31, 2018

Investment Income:
Dividends income................................................................................................................................	$ 62,335,038
Interest income.....................................................................................................................................	2,881,706
Less: foreign taxes withheld.................................................................................................................	(268,992)
Total Investment Income.......................................................................................................................	64,947,752

Expenses:
Adviser fees (Note 3)...........................................................................................................................	19,406,288
Administrative fees ........................................................................................................................................................	604,647
Distribution fees, Class F-Shares (Note 3).............................................................................................	61,058
Director's fees (Note 3).........................................................................................................................	121,296
Transfer agent fees, Class F-Shares.......................................................................................................	4,058
Transfer agent fees, Class I-Shares........................................................................................................	373,830
Custodian fees......................................................................................................................................	224,891
Registration fees...................................................................................................................................	165,222
Audit and tax fees ........................................................................................................................................................	89,102
Legal fees............................................................................................................................................	374,657
Printing....................................................................................................................................................	257,467
Insurance fees......................................................................................................................................	46,446
Other expenses.....................................................................................................................................	615,019
Total Expenses.................................................................................................................................	22,343,981

Net Investment Income..........................................................................................................................	42,603,771
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments...........................................................................................................	8,774,438
Net realized loss on foreign currency transactions.................................................................................	(276,908)
Net change in unrealized appreciation on investment securities and foreign currency..............................	40,871,270
Net Realized and Unrealized Gain on Investments................................................................................	49,368,800

Net Increase in Net Assets Resulting from Operations..........................................................................	$ 91,972,571

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Changes in Net Assets

Years Ended March 31, 2018 and 2017

Increase in Net Assets:	2018	2017
From Operations:
Net investment income....................................................................................................................................	$ 44,271,049	$ 24,923,927
Net realized gain (loss) on investment securities and foreign currency.................................................	7,261,985	5,630,799
Net change in unrealized appreciation on investments and foreign currency.......................................	40,439,537	24,968,303
Net Increase in Net Assets Resulting from Operations............................................................................	91,972,571	55,523,029

Distributions to Shareholders from:
Net investment income, Class F-Shares.......................................................................................................	(592,521)	(400,336)
Net investment income, Class I-Shares........................................................................................................	(38,141,516)	(25,899,727)
Return of Capital, Class F-Shares.................................................................................................................	(474,259)	(290,965)
Return of Capital, Class I-Shares..................................................................................................................	(41,104,470)	(18,824,003)
Total Distributions.............................................................................................................................................	(80,312,766)	(45,415,031)

Capital Share Transactions:
Class F-Shares:
Shares issued.....................................................................................................................................................	8,974,308	11,961,122
Reinvested dividends.......................................................................................................................................	215,641	106,525
Share conversions	(22,411,469)	—
Shares redeemed..............................................................................................................................................	(8,173,746)	(3,278,629)
Total Class F-Shares	(21,395,266)	8,789,018

Class I-Shares:
Shares issued.....................................................................................................................................................	862,604,320	737,484,561
Reinvested dividends.......................................................................................................................................	15,925,405	7,036,296
Share conversions	22,411,469	—
Shares redeemed..............................................................................................................................................	(118,236,764)	(53,221,125)
Total Class I-Shares	782,704,430	691,299,732

Net Increase in Net Assets Resulting from Capital Share Transactions	761,309,164	700,088,750
Total Increase in Net Assets	772,968,969	710,196,748

Net Assets:
Beginning of Period.........................................................................................................................................	$ 1,411,518,850	$ 701,322,102
End of Period....................................................................................................................................................	$ 2,184,487,819	$ 1,411,518,850
Distributions in excess of net investment income......................................................................................	$ (36,306,197)	$ (264,480)
Share Transactions:

Class F-Shares:
Shares sold........................................................................................................................................................	326,235	438,797
Shares issued in reinvestment of dividends.................................................................................................	7,875	3,926
Share conversions............................................................................................................................................	(814,205)	—
Shares redeemed..............................................................................................................................................	(298,154)	(120,396)
Net Decrease in Class F-Shares	(778,249)	322,327

Class I-Shares:
Shares sold........................................................................................................................................................	31,265,984	26,963,718
Shares issued in reinvestment of dividends.................................................................................................	580,343	258,661
Share conversions............................................................................................................................................	812,325	—
Shares redeemed..............................................................................................................................................	(4,305,862)	(1,954,866)
Net Increase in Class I-Shares	28,352,790	25,267,513
Net Increase in Shares of Beneficial Interest Outstanding.....................................................................	27,574,541	25,589,840

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Year Ended March 31, 2018

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations...............................................................................	$ 91,972,571

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities........................................................................................................	(1,062,029,414)
Proceeds from disposition of investment securities...............................................................................	225,167,419
Net proceeds from short-term investment securities..............................................................................	106,692,764
Change in net unrealized appreciation on securities..............................................................................	(40,439,537)
Net realized gain from investments sold...............................................................................................	(7,538,893)
Net realized loss from foreign currency transactions.............................................................................	276,908
Net amortization/(accretion) of premium/(discount)..............................................................................	637,540
Increase in dividends and interest receivable.........................................................................................	(5,739,995)
Increase in other assets........................................................................................................................	(69,756)
Increase in prepaid expenses................................................................................................................	(104,608)
Increase in Advisor fees payable, net....................................................................................................	2,335,871
Increase in administration fees payable.................................................................................................	50,660
Decrease in audit and tax fees payable..................................................................................................	20,015
Decrease in legal fees payable..............................................................................................................	(57,606)
Decrease in custodian fees payable	51,346
Increase in distribution fees payable.....................................................................................................	15,696
Increase in registration fees payable.....................................................................................................	(39,696)
Increase in printing fees payable..........................................................................................................	3,393
Decrease in transfer agent fees payable................................................................................................	80,559
Increase in accrued expenses and other liabilities..................................................................................	85,793
Net Cash Used in Operating Activities..............................................................................................	(688,628,970)
Effect of exchange rate changes on foreign currency.............................................................................	(272,102)

Cash Flows from Financing Activities:
Proceeds from shares sold....................................................................................................................	879,791,827
Payment of shares redeemed................................................................................................................	(126,410,510)
Dividends paid (net of reinvestment of dividends)................................................................................	(64,171,720)
Net Cash Provided by Financing Activities	689,209,597
Net Increase in Cash.....................................................................................................................	308,525

Cash and Foreign Currency:
Beginning of the period.......................................................................................................................	61,513
End of the period.................................................................................................................................	$ 370,038

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends...................................................................................................................	$ 16,141,046

Non-cash conversion...........................................................................................................................	$ 22,411,469

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

For the Years Ended March 31, 2018, 2017, 2016, 2015 and 2014

Net Asset Value, Beginning of Period	$ 27.52	$ 27.30	$ 26.47	$ 25.47	$ 25.83
Income from investment operations.........................................
Net investment income (a).................................................................................	0.65	0.67	0.65	0.64	0.67
Net realized and unrealized gain..........................................	0.79	0.85	1.46	1.62	0.22
Total from investment operations.........................................	1.44	1.52	2.11	2.26	0.89

Distribution from Net Investment Income...............................	(0.61)	(0.75)	(0.39)	(0.95)	(0.73)
Return of Capital..........................................................................	(0.65)	(0.55)	(0.89)	(0.31)	(0.52)
Net Asset Value, End of Period	$ 27.70	$ 27.52	$ 27.30	$ 26.47	$ 25.47

Total Return Based on Net Asset Value	5.32%	5.79%	8.58%	8.74%	3.56%

Ratios and Supplemental Data:
Net Assets at end of period (000’s)...........................................	$ 2,184,488	$ 1,390,152	$ 688,906	$ 156,577	$ 47,512
Ratios of gross expenses to average net assets.......................	1.24%	1.27%	1.35%	1.89%	3.30%
Ratios of net expenses to average net assets...........................	1.24%	1.27%	1.34%	1.46%	1.30%
Ratios of net investment income to average net assets..........	2.37%	2.45%	2.44%	2.50%	2.68%
Portfolio turnover rate.................................................................	13.03%	24.97%	20.93%	39.83%	62.38%

(a)      Per Share amounts are calculated based on average outstanding shares.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2018

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy.  The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations. The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  On February 2, 2016, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $2 billion.  On April 18, 2017, the registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value to a total of $4 billion.

The Fund was registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (the “I-Shares”). The F-Shares were subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase.  F-Shares had early withdrawal charges of approximately $3,000 for the year ended March 31, 2018.  Effective January 26, 2018, F-Shares were eliminated and are no longer offered.  Any remaining F-Shares were converted to I-Shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2018 (continued)

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the year ended March 31, 2018, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	3/31/2018	Price	Inputs	Inputs

Common Stocks *...........................................	$ 288,417,015	$ 288,417,015	$ – .	$ – .
Preferred Stocks *...........................................	31,705,447	31,705,447	– .	– .
Corporate Debt *.............................................	19,409,356	– .	19,409,356	– .
Commercial Mortgage Backed Securities *......	65,740,702	– .	65,740,702	– .
Short-Term Investments*................................	56,967,713	56,967,713	– .	– .
Subtotal..........................................................	$ 462,240,233	$ 377,090,175	$ 85,150,058	$ – .
Private Investment Funds*..............................	$ 1,708,760,512
Total...............................................................	$ 2,171,000,745

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended March 31, 2018.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.  Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

Allocation - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2018 (continued)

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the year ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal yearend based on the tax treatment; temporary differences do not require such reclassification.  As of March 31, 2018, permanent differences identified and reclassified among the components of net assets were to decrease undistributed net investment income by approximately $7,263,000, to increase accumulated net realized gain (loss) by approximately $7,782,000, and to decrease paid-in-capital by approximately $519,000.

For the year ended March 31, 2018, tax character of the distribution paid by the Fund was approximately $24,121,000 of ordinary income dividends, approximately $14,612,000 of long-term capital gains and approximately $41,579,000 of return of capital.  For the year ended March 31, 2017, tax character of the distribution paid by the Fund was approximately $18,998,000 of ordinary income dividends, approximately $7,302,000 of long-term capital gains and approximately $19,115,000 of return of capital.  Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2018, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2018, the Fund elected to defer approximately $3,554,000 in qualified late year losses.

As of March 31, 2018, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $142,225,000, ($22,000,000) and $120,225,000, respectively.  The aggregate cost of securities for federal income tax purposes at March 31, 2018, was approximately $2,050,775,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.  The Fund accrued fees to the Adviser of approximately $17,122,000 for the year ended March 31, 2018.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research & Management, Inc.; and La Francaise Forum Securities Limited and effective November 2, 2016, Principal Real Estate Investors, LLC.  The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities,

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2018 (continued)

commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real  Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).  Fees paid to investment managers are based on the average net assets of the fund at an annual rate between 0.05% and 0.08%.  The Fund accrued fees to the Investment Managers of approximately $2,284,000 for the year ended March 31, 2018.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund paid to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.30%.  Effective January 26, 2018, F-Shares were eliminated and are no longer offered.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended March 31, 2018, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $1,060,713,000 and $220,811,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the year ended March 31, 2018 cumulatively were approximately $126,411,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000.  The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tendered for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution was subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2018 (continued)

NOTE 6.  LINE OF CREDIT

The Fund entered into a secured $130,000,000 line of credit through ZB, N.A. dba Vectra Bank Colorado (“Vectra”) for the purpose of liquidity subject to the limitations of the 1940 Act for borrowings (the “LOC”).  Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 150 basis points at the time of borrowing.  In addition, the Fund incurs a Non-Utilization Fee equal to 38 basis points on the portion of the LOC not being used.  The Fund incurred, during the year ended March 31, 2018, loan fees equal to approximately $398,000.  As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account. As of March 31, 2018, the Fund had not utilized this line of credit.  As of March 31, 2018, the Fund had not utilized this line of credit.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund’s Prospectus dated January 26, 2018.

As of March 31, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	132,272	$ 124,797	$ 131,932	$ —	6.0%	45 Days
Class B Shares	7/2/2013	47,116	44,453	46,995	—	2.2%	45 Days
AEW Value Investors US LP	8/17/2017	14,363,461	14,363	14,245	10,637	0.7%	(e)
Barings Core Property Funds LP	9/30/13	562,619	66,625	72,094	—	3.3%	30 Days
Barings European Core Property Fund LP	6/13/2017	32,673,559	40,203	40,227	33,611	1.8%	60 Days
CBRE US Core Partners REIT Operating LP	3/29/2018	36,208,270	50,000	50,000	—	2.3%	60 Days
Clarion Lion Properties Fund LLC	7/1/2013	141,504	186,179	204,732	—	9.4%	90 Days
Harrison Street Core Property Fund	8/13/2014	68,457	88,000	92,116	10,000	4.2%	45 Days
Heitman America Real Estate LP	12/2/2014	116,151	130,788	140,887	69,212	6.4%	90 Days
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	55,311	56,351	56,604	53,649	2.6%	90 Days
Invesco Core Real Estate USA	12/31/2013	518	84,500	92,858	5,000	4.2%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units	9/30/2014	684,671	85,000	90,004	12,500	4.1%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	75,986	115,228	121,488	34,496	7.7%	45 Days
Class B Shares	8/31/2015	28,868	43,776	46,155	34,496	7.7%	45 Days
Mesa Core Lending Fund LP, Class A Shares	7/15/2015	51,445	54,169	54,394	25,831	2.5%	Quarterly
Met Life Commercial Mortgage Income Fund	10/1/2015	34,445	35,000	35,198	15,000	1.6%	90 Days
RREEF America REIT II, LP	9/30/2013	1,554,509	173,070	187,365	21,250	8.6%	45 Days
Trumbull Property Fund, LP	9/30/2013	7,985	85,000	88,148	—	4.0%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	6,978	82,500	85,402	25,000	3.9%	60 Days
US Government Building, LP	5/1/2014	(d)	51,500	57,917	41,500	2.7%	60 Days
Total			$ 1,611,502	$ 1,708,761	$ 392,182	85.9%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)    The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Partnership is not designated in units. The Fund owns approximately 2.7% at March 31, 2018.

(e)   Shares are subject to an initial lockup period ending 12/31/2020.

NOTE 8. SUBSEQUENT EVENTS

On April 5, 2018, the Fund’s line of credit with ZB, N.A. dba Vectra Bank Colorado expired and the Fund opened a new $130 million facility with a $20 million accordion feature (see Note 6).  Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.Youmay also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 24, 2018, the Board of Directors (the “Board”) of the Company, including all of the directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), reaffirmed the investment management agreements between the Adviser and the Company (the “Investment Management Agreement”), as well as the approvals of the investment sub-advisory agreements between Callan Associates, Inc., Security Capital Research & Management, Principal Real Estate Investors and  (each a “Sub-Adviser” and together the “Sub-Advisers”) and the Company, respectively (collectively, the “Sub-Advisory Agreements”). The Board, including all of the Independent Directors, unanimously approved the Investment Management Agreement and Sub-Advisory Agreements for an additional one-year term.

The Board’s decisions to reaffirm the Investment Management Agreement and Sub-Advisory Agreements reflect the exercise of their business judgment.  In approving the Investment Management Agreement and Sub-Advisory Agreements, the Board considered information provided by the Adviser and each of the Sub-Advisers with the assistance and advice of counsel to the Company. In considering the approval of the Investment Management Agreement, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Company by the Adviser; (b) the investment performance of individuals affiliated with the Company and the Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to the Adviser from its relationships with the Company and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under the Investment Management Agreement; (h) the organizational capability and financial condition of the Adviser and its affiliates; and (i) the possibility of obtaining similar services from other third party service providers or through an internally managed structure.

With respect to each of the Sub-Advisory Agreements, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Adviser and to the Company by each Sub-Adviser; (b) the investment performance of each respective Sub-Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to each Sub-Adviser from their respective relationships with the Company and Adviser and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under each of the Sub-Advisory Agreements; (h) the organizational capability and financial condition of each Sub-Adviser; and (i) the possibility of obtaining similar services from other potential sub-advisers.

The Board concluded that the Adviser and each Sub-Adviser had adequate resources to provide services to the Company. The Board also considered the advisory and sub-advisory fee rates payable by the Company under the proposed Investment Management Agreement and each respective Sub-Advisory Agreement.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information

After reviewing the aforementioned information regarding the Adviser’s and each Sub-Adviser’s costs, quality of services and economies of scale, the Board concluded that the fees payable under the Investment Management Agreement and each Sub-Advisory Agreement to be paid by the Company were fair and reasonable, and approved the Investment Management Agreement and each Sub-Advisory Agreement for an additional one-year period.

DIRECTORS AND OFFICERS

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. Information pertaining to the Board is set forth below.

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships Held by Director
INDEPENDENT DIRECTORS (3)
Jeffrey A. Jones; Age 59	Independent Director	Since inception	Principal of Smith Jones, 8/08 to present.	2	1
Richard J. McCready; Age 60	Independent Director	Since inception	President of The Davis Companies, 2014 to present;	2	1
Paul E. Sveen; Age 56	Independent Director	Since inception	Chief Financial Officer of Swift Capital 11/2016 to Present; Managing Partner of Pantelan Real Estate Services LLC, 6/2011 to present;	2	1
INTERESTED DIRECTORS (4)
William R. Fuhs, Jr.; Age 49	Chairman of the Board; President	Since inception	President of the Adviser, 2010 to present; Chief Financial Officer of the Adviser from 2011 to 2016.	2	1
Casey Frazier; Age 40	Director; Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser, 2011 to present.	2	1

(1)        The address of each member of the Board is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(3) “Independent Directors” means members of the Board who are not “interested persons” of the Fund, the Adviser, Callan, the Distributor, or any affiliate of the Fund, the Adviser, Callan, as defined by the Investment Company Act (“Independent Directors”).

(4) “Interested Directors” means members of the Board who are “interested person,” as defined in the Investment Company Act, because of such person’s affiliation with the Fund (“Interested Directors”).

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
Mark D. Quam Age 48	Chief Executive Officer	Since inception	Chief Executive Officer of the Adviser, 2010 to present
William R. Fuhs, Jr. Age 49	President	Since inception	President of the Adviser, 2010 to present; Chief Financial Officer of the Adviser 2010 to 2016
Casey Frazier Age 40	Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser 2010 to present.
John Gordon. Age 55	Chief Financial Officer Since 2015; Chief Compliance Officer and Treasurer	Since inception	Chief Financial Officer of Adviser since 2016. Chief Compliance Officer of Adviser, 2011 to present. Owner of John Gordon, LLC (forensic accounting services), 2009 to present.

(1)             The address of each Officer of the Fund is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2)  Each Officer will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

Item 2. Code of Ethics.

(a)    The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)   There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)  The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)   The registrant has elected to satisfy paragraph (f) of this item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this item.  http://www.versuscapital.com

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Richard McCready is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

  Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement.  The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are approximately $52,500 for 2017 and $55,000 for 2018.

Audit-Related Fees

(b)    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,000 for 2017 and 2018.

Tax Fees

(c)    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were approximately $11,000 for 2017 and 2018.

All Other Fees

(d)    The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

 (e)(1)    Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

               Notwithstanding the foregoing, the Audit Committee is not responsible for certifying the Fund’s financial statements or guaranteeing the auditor’s report.  The fundamental responsibility for the Fund’s financial statements and disclosures rests with management and the independent auditors.

1.           Independent Auditors

(a)         Retain, terminate and replace independent auditors and approve all audit engagement fees and terms.

(b)         Inform each registered public accounting firm performing work for the Fund that such firm shall report directly to the Audit Committee the findings of its audits.

(c)         Oversee the work of any registered public accounting firm employed by the Fund, including the resolution of any disagreement between management and the auditor regarding financial reporting, for the purpose of preparing or issuing an audit report or related work.

(d)         Review and approve in advance any significant audit or non-audit engagement or relationship between the Fund and the independent auditors, other than “prohibited non-auditing services”.

(e)         The following shall be “prohibited non-auditing services”:

(i)          appraisal or valuation services, providing fairness opinions or preparing contribution-in-kind reports;

(ii)         bookkeeping or other services related to the accounting records or financial statements of the audit client;

(iii)       internal audit outsourcing services;

(iv)        actuarial services;

(v)         management functions or human resources;

(vi)        broker or dealer, investment adviser or investment banking services;

(vii)      legal services and expert services unrelated to the audit;

(viii)    financial information systems design and implementation; and

(ix)        any other service that the Public Fund Accounting Oversight Board prohibits through regulation.

(f)          Notwithstanding the foregoing, pre-approval is not necessary for services other than audit, review or attest services if:

(i)          the aggregate amount of all such non-audit services provided to the Fund constitutes not more than five percent of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the non-audit services are provided;

(ii)         such services were not recognized by the Fund at the time of the engagement to be non-audit services; and

(iii)       such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board to whom authority to grant such approvals has been delegated by the Audit Committee.  The Audit Committee may delegate to one or more of its members the authority to pre-approve any audit or non-audit services to be provided by the independent auditors so long as it is presented to the full Audit Committee at its next regularly scheduled meeting.

  (e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                       (b)   100%

                       (c)   100%

                       (d)   N/A

(f)     There were no hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

 (g)  There were no non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years

.

 (h) Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

PROXY VOTING POLICIES AND PROCEDURES

The Fund is a fund of funds that invests primarily in Investment Funds which have investors other than the Fund. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds.

The Fund has delegated voting of proxies in respect of portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s proxy voting guidelines and procedures. However, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to the Fund for vote (and the Fund holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with the following proxy voting guidelines (the “Voting Guidelines”):

•    In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser’s goal is to act prudently, solely in the best interest of the Fund.

•    The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

•    The Adviser, absent a particular reason to the contrary, generally will vote with management’s recommendations on routine matters. Other matters will be voted on a case-by-case basis.

      The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:

•    The Adviser’s employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of the Adviser’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

•    Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

•    If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

•    If it is determined that a conflict of interest is material, the Adviser’s legal department works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

•        disclosing the conflict to the Board and obtaining the consent of the Board before voting;

•        engaging another party on behalf of the Fund to vote the proxy on its behalf;

•        engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•      such other method as is deemed appropriate under the circumstances given the nature of the conflict.

The Adviser shall maintain a written record of the method used to resolve a material conflict of interest. Information regarding how the Adviser voted the Fund’s proxies related to the Fund’s portfolio holdings during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-343-7916, and is available on the SEC’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)     Identification of Portfolio Manager(s) or Management Team Members and Description of                Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

 (a)(2)    Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Casey Frazier	Registered Investment Companies:	1	792,510,000	0	N/A
	Other Pooled Investment Vehicles:	N/A	N/A	N/A	N/A
Casey Frazier	Other Accounts:	1	$1,592,000	0	$0

 (a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)     Disclosure of Securities Ownership

               None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     The registrant has elected to satisfy paragraph (f) of this item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this item.  http://www.versuscapital.com.

(a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*     /s/ Mark D. Quam
                                                            Mark D. Quam, Chief Executive Officer

                                                            (principal executive officer)

Date                      5/31/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Mark D. Quam
                                                            Mark D. Quam, Chief Executive Officer

                                                            (principal executive officer)

Date                      5/31/2018

By (Signature and Title)*     /s/ John Gordon
                                                            John Gordon, Chief Financial Officer

                                                            (principal financial officer)

Date                      5/31/2018

* Print the name and title of each signing officer under his or her signature.